Annual Operating Expenses - FidelityDisruptiveETFs-ComboPRO - FidelityDisruptiveETFs-ComboPRO - FIDELITY DISRUPTORS ETF - Fidelity Disruptors ETF	Feb. 10, 2023
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Acquired fund fees and expenses	0.50%	[2]
Total annual operating expenses	0.50%

[1]	A Based on estimated amounts for the current fiscal year.
[2]	B The fund invests solely in certain underlying Fidelity® funds, all of which have an expense ratio of 0.50%. Accordingly, Acquired fund fees and expenses are not expected to fluctuate.